Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Common Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Three Months Ended September 30,
	2022		2021
	Redeemable Common Stock	Outstanding Common Stock	Redeemable Common Stock	Outstanding Common Stock
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(134,928)	$(36,079)	$95,763	$25,606
Denominator:
Weighted-average shares outstanding	5,750,000	1,537,500	5,750,000	1,537,500

Basic and diluted net (loss) income per share	$(0.02)	$(0.02)	$0.02	$0.02

	For the Nine Months Ended September 30,
	2022		2021
	Redeemable Common Stock	Outstanding Common Stock	Redeemable Common Stock	Outstanding Common Stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$82,203	$21,980	$300,326	$90,967
Denominator:
Weighted-average shares outstanding	5,750,000	1,537,500	5,076,007	1,537,500

Basic and diluted net income per share	$0.01	$0.01	$0.06	$0.06

The Company recognizes two classes of shares for EPS purposes, which are referred to as redeemable common stock and outstanding common stock. Earnings and losses are shared pro rata between the two classes of shares. The 5,750,000 potential common stocks for outstanding warrants to purchase the Company’s shares were excluded from diluted earnings per share for the period from August 6, 2020 (inception) through December 31, 2020 and for the year ended December 31, 2021 because the warrants are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net loss per common stock is the same as basic net loss per common stock for the periods. The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of common stock:

	For the year ended December 31, 2021		For the period from August 6, 2020 (inception) through December 31, 2020
	Redeemable Common Stock	Outstanding Common Stock	Redeemable Common Stock	Outstanding Common Stock
Basic and diluted net loss per share:
Numerator:
Allocation of net loss	$(377,606)	$(110,383)	$—	$(310)
Denominator:
Weighted-average shares outstanding	5,259,589	1,537,500	—	1,537,500

Basic and diluted net loss per share	$(0.07)	$(0.07)	$—	$(0.00)